Liquidity (Details) (USD $)	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Liquidity
Net loss available to common shareholders	$ 2,852,256	$ 1,778,850	$ 2,416,897	$ 668,486	$ 1,987,285	$ 3,867,413	$ 3,797,413	$ 2,881,219	$ 2,818,825	$ 6,851,518	$ 13,364,871	$ 11,149,991
Amount by which current liabilities exceeded current assets	34,517,649	30,191,399				35,768,341				30,191,399	35,768,341
Amount by which total liabilities exceeded total assets		13,167,174								13,167,174
[SubsequentEventMember]
Liquidity
Amount available for capital expenditures and working capital	$ 21,000,000	$ 21,000,000								$ 21,000,000
Period for which cash flow from operations are sufficient to fund operations	12 months									12 months